10. Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Details Narrative
Rent expense	$ 702	$ 691	$ 672
Overnight federal funds	$ 59,500